Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [line items]
Basic - Net earnings	$ 64	$ 32
Basic - Weighted average shares outstanding	122,866,038	124,023,920
Basic - Per share	$ 0.52	$ 0.26
Dilutive effect of stock option conversion - Weighted average shares outstanding	190,185	140,351
Diluted - Net earnings	$ 64	$ 32
Diluted - Weighted average shares outstanding	123,056,223	124,164,271
Diluted - Per share	$ 0.52	$ 0.26